UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Sun Valley Gold LLC

Address:    620 Sun Valley Road
            P.O. Box 2759
            Sun Valley, Idaho  83353

13F File Number: 028-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Peter F. Palmedo
Title:      Managing Member, Sun Valley Gold LLC
Phone:      208-726-2327

Signature, Place and Date of Signing:


   /s/ Peter F. Palmedo         Sun Valley, Idaho            May 16, 2011
--------------------------     --------------------         ------------------
       [Signature]                [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              30

Form 13F Information Table Value Total:              $1,445,790
                                                    (thousands)


List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2011
COLUMN 1                         COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHARED NONE
--------------                --------------    -----       -------   -------   --- ----   ----------   -----  ----      ------ ----
AGNICO EAGLE MINES LTD        COM              008474108     3,032       45,700     CALL   SOLE         NONE      45,700
AGNICO EAGLE MINES LTD        COM              008474108    22,614      340,829 SH         SOLE         NONE     340,829
AURIZON MINES LTD             COM              05155P106    12,588    1,791,625 SH         SOLE         NONE   1,791,625
BARRICK GOLD CORP             COM              067901108    51,431      990,772 SH         SOLE         NONE     990,772
CAPITAL GOLD CORP             COM NEW          14018Y205     2,284      355,227 SH         SOLE         NONE     355,227
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR    204448104       744       17,313 SH         SOLE         NONE      17,313
ELDORADO GOLD CORP NEW        COM              284902103    22,725    1,395,282 SH         SOLE         NONE   1,395,282
EXETER RES CORP               COM              301835104    10,972    2,064,017 SH         SOLE         NONE   2,064,017
GAMMON GOLD INC               COM              36467T106    27,812    2,661,479 SH         SOLE         NONE   2,661,479
GOLDCORP INC NEW              COM              380956409     3,137       63,000 SH         SOLE         NONE      63,000
GOLDEN MINERALS CO            COM              381119106     3,558      162,000 SH         SOLE         NONE     162,000
HECLA MNG CO                  COM              422704106       908      100,000 SH         SOLE         NONE     100,000
IAMGOLD CORP                  COM              450913108     3,831      174,000 SH         SOLE         NONE     174,000
ISHARES SILVER TRUST          ISHARES          46428Q109    37,517    1,020,300     PUT    SOLE         NONE   1,020,300
JAGUAR MNG INC                COM              47009M103    22,413    4,291,096 SH         SOLE         NONE   4,291,096
KIMBER RES INC                COM              49435N101     4,182    2,490,199 SH         SOLE         NONE   2,490,199
KINROSS GOLD CORP             COM NO PAR       496902404    10,974      696,752 SH         SOLE         NONE     696,752
KOBEX MINERALS INC            COM              49989C105       226      238,285 SH         SOLE         NONE     238,285
MAG SILVER CORP               COM              55903Q104    12,024    1,007,906 SH         SOLE         NONE   1,007,906
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100     4,925       81,952 SH         SOLE         NONE      81,952
MIDWAY GOLD CORP              COM              598153104       803      445,429 SH         SOLE         NONE     445,429
MINEFINDERS LTD               COM              602900102    15,156    1,152,066 SH         SOLE         NONE   1,152,066
NEWMONT MINING CORP           COM              651639106    75,735    1,387,600     CALL   SOLE         NONE   1,387,600
NEWMONT MINING CORP           COM              651639106    56,188    1,029,454 SH         SOLE         NONE   1,029,454
PAN AMERICAN SILVER CORP      COM              697900108     6,605      177,900 SH         SOLE         NONE     177,900
RANDGOLD RES LTD              ADR              752344309    43,135      529,000 SH         SOLE         NONE     529,000
ROYAL GOLD INC                COM              780287108       411        7,845 SH         SOLE         NONE       7,845
SPDR GOLD TRUST               GOLD SHS         78463V107   146,189    1,045,250 SH         SOLE         NONE   1,045,250
SPDR GOLD TRUST               GOLD SHS         78463V107   834,978    5,970,100     PUT    SOLE         NONE   5,970,100
VISTA GOLD CORP               COM NEW          927926303     8,696    2,173,913 SH         SOLE         NONE   2,173,913

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